STATEMENTS OF STOCKHOLDER'S EQUITY - USD ($)	Total	Common Stock	Receivable for Stock Subscription	Additional Paid In Capital	Accumulated Deficit	Noncontrolling Interest	Series B Preferred Stock Preferred Stock	Series C Preferred Stock Preferred Stock	Series D Preferred Stock Preferred Stock
Beginning balance (in shares) at Dec. 31, 2015		823,278					0	0	0
Beginning balance at Dec. 31, 2015	$ (2,721,019)	$ 823	$ 0	$ 35,739,143	$ (44,289,126)	$ 5,828,141	$ 0	$ 0	$ 0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Contributions from noncontrolling interest owners	2,112,000					2,112,000
Stock based compensation	86,733			86,733
Net loss	(1,906,599)				(1,906,599)	(54,975)
Ending balance (in shares) at Dec. 31, 2016		823,278					0	0	0
Ending balance at Dec. 31, 2016	(2,428,885)	$ 823	0	35,825,876	(46,140,750)	7,885,166	$ 0	$ 0	$ 0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Contributions from noncontrolling interest owners	1,170,000					1,170,000
Stock based compensation	312,351			312,351
Net loss	(20,720,286)				(20,720,286)
Change in non-controlling interest	(9,055,166)			0		(9,055,166)
Discount on note payable	210,000			210,000
Receivable for stock subscription	(4,800,000)		(4,800,000)
Preferred shares issued, net of redemptions (shares)							800,000	180,000	18,333
Preferred shares issued, net of redemptions	99,908,098			99,907,100			$ 800	$ 180	$ 18
Discount on preferred stock	(75,500,259)			(75,500,259)
Issuance of common stock (shares)		4,382,896
Issuance of common stock	26,802,052	$ 4,383		26,797,669
Ending balance (in shares) at Dec. 31, 2017		5,206,174					800,000	180,000	18,333
Ending balance at Dec. 31, 2017	$ 15,897,905	$ 5,206	$ (4,800,000)	$ 87,552,737	$ (66,861,036)	$ 0	$ 800	$ 180	$ 18